Sale of vessel (Tables)	3 Months Ended
Mar. 31, 2019
Assets Held-for-sale, Not Part of Disposal Group [Abstract]
Schedule of Capital Leased Assets
The net loss on the sale of vessel for the three months ended March 31, 2019 is calculated as follows:

Seamaster
Sales proceeds	9,700,000
Net book value of vessel	(15,979,901)
Sales related costs	(223,178)
Debt termination costs and related finance fees	(66,684)
Net loss on sale of vessel	(6,569,763)